OPERATING SEGMENT	6 Months Ended
Jun. 28, 2019
Operating Segments [Abstract]
OPERATING SEGMENT
OPERATING SEGMENT
The Group evaluates its segmental reporting under IFRS 8, “Operating Segments”. The Group derives its revenues through a single business activity, which is making, selling and distributing ready-to-drink beverages. The Group operates solely in developed markets in Western Europe and has a homogenous product portfolio across its geographic territories. Based on the governance structure of the Group, including decision making authority and oversight, the Group has determined that the Board is its Chief Operating Decision Maker (CODM). The Board, as the CODM, allocates resources and evaluates performance at a consolidated level and, therefore, the Group has one operating segment.
The following table summarises revenue from external customers by geography, which is based on the origin of the sale:

Revenue by Geography	Six Months Ended
	28 June 2019	29 June 2018
	€ million	€ million
Iberia[1]	1,282	1,210
Germany	1,171	1,112
Great Britain	1,151	1,035
France[2]	967	874
Belgium/Luxembourg	493	482
Netherlands	295	281
Norway	218	212
Sweden	184	184
Iceland	41	45
Total revenue	5,802	5,435

[1] Iberia refers to Spain, Portugal & Andorra.
[2] France refers to continental France & Monaco.